AB Active ETFs, Inc.

AB Ultra Short Income ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 44.6%
Financial Institutions – 24.4%
Banking – 0.9%
Nationwide Building Society 4.00%, 09/14/2026(a)	$12,204	$12,203,146
Nordea Bank Abp 1.50%, 09/30/2026(a)	2,192	2,187,550

		14,390,696

Brokerage – 1.5%
LPL Holdings, Inc. 5.70%, 05/20/2027	7,484	7,538,109
Nomura Holdings, Inc. 2.329%, 01/22/2027	2,100	2,082,633
5.594%, 07/02/2027	12,860	12,961,980

		22,582,722

Commercial Banking – 15.8%
Bank of America Corp. 4.25%, 10/22/2026	20,461	20,456,703
Bank of Montreal 1.25%, 09/15/2026	7,477	7,468,925
Bank of Nova Scotia (The) 5.35%, 12/07/2026	14,640	14,681,285
BNP Paribas SA 4.625%, 03/13/2027(a)	14,520	14,510,272
Citigroup, Inc. 3.20%, 10/21/2026	20,516	20,484,816
Credit Agricole SA/London 4.125%, 01/10/2027(a)	14,732	14,716,679
Goldman Sachs Group, Inc. (The) 3.85%, 01/26/2027	8,500	8,486,315
5.95%, 01/15/2027	11,903	11,965,848
HSBC Holdings PLC 4.375%, 11/23/2026	8,789	8,781,617
JPMorgan Chase & Co. 4.125%, 12/15/2026	20,375	20,366,442
Lloyds Banking Group PLC 3.75%, 01/11/2027	14,809	14,781,307
Mitsubishi UFJ Financial Group, Inc. 2.757%, 09/13/2026	2,000	1,998,840
3.677%, 02/22/2027	7,379	7,352,657
Mizuho Financial Group, Inc. 3.663%, 02/28/2027	13,752	13,700,155
Morgan Stanley Series G
4.35%, 09/08/2026	20,391	20,389,573
Societe Generale SA 5.25%, 02/19/2027(a)	7,300	7,325,112
Standard Chartered PLC 4.30%, 02/19/2027(a)	20,091	20,056,644
Wells Fargo & Co. Series G
4.30%, 07/22/2027	15,169	15,144,274

		242,667,464

Diversified Financial Services – 2.5%
Ally Financial, Inc. 4.75%, 06/09/2027	7,243	7,255,385
American Express Co. 2.55%, 03/04/2027	15,015	14,881,517
Capital One Financial Corp. 3.65%, 05/11/2027	14,611	14,533,854

	Principal Amount (000)	U.S. $ Value

Nationwide Building Society 1.50%, 10/13/2026(a)	$2,591	$2,582,605

		39,253,361

Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	7,359	7,337,438
Aviation Capital Group LLC 1.95%, 09/20/2026(a)	368	367,397

		7,704,835

Insurance – 2.0%
Aon Corp. 8.205%, 01/01/2027	1,542	1,559,286
Athene Global Funding 4.95%, 01/07/2027(a)	8,575	8,581,346
Cigna Group (The) 3.40%, 03/01/2027	7,422	7,387,339
Elevance Health, Inc. 4.50%, 10/30/2026	6,795	6,794,388
Principal Financial Group, Inc. 3.10%, 11/15/2026	7,300	7,281,385

		31,603,744

REITs – 1.2%
American Tower Corp. 3.375%, 10/15/2026	7,327	7,316,376
Equinix, Inc. 1.80%, 07/15/2027	7,734	7,554,726
Healthpeak OP LLC 1.35%, 02/01/2027	3,000	2,961,180

		17,832,282

		376,035,104

Industrial – 17.5%
Basic – 1.2%
LYB Finance Co. BV 8.10%, 03/15/2027(a)	7,393	7,525,704
Nutrien Ltd. 4.00%, 12/15/2026	7,292	7,281,062
Sherwin-Williams Co. (The) 3.45%, 06/01/2027	3,663	3,635,674

		18,442,440

Capital Goods – 1.1%
Boeing Co. (The) 6.259%, 05/01/2027	3,728	3,765,168
Parker-Hannifin Corp. 3.25%, 03/01/2027	5,807	5,778,023
RTX Corp. 5.75%, 11/08/2026	7,061	7,071,027

		16,614,218

Communications – Media – 0.5%
Cox Communications, Inc. 3.35%, 09/15/2026(a)	7,220	7,219,278

Communications - Telecommunications – 1.5%
AT&T, Inc. 3.80%, 02/15/2027	7,401	7,379,019
Rogers Communications, Inc. 3.20%, 03/15/2027	1,551	1,539,895
TELUS Corp. 2.80%, 02/16/2027	7,489	7,426,092

	Principal Amount (000)	U.S. $ Value

Verizon Communications,Inc. 4.125%, 03/16/2027	$7,358	$7,345,197

		23,690,203

Consumer Cyclical - Automotive – 2.1%
American Honda Finance Corp. Series G
4.90%, 07/09/2027	4,375	4,388,300
BMW US Capital LLC 4.65%, 03/19/2027(a)	6,168	6,174,415
Ford Motor Credit Co. LLC 5.80%, 03/05/2027	3,612	3,629,012
General Motors Financial Co., Inc. 2.35%, 02/26/2027	5,610	5,551,880
Honda Motor Co., Ltd. 2.534%, 03/10/2027	5,838	5,782,773
Hyundai Capital America 5.25%, 01/08/2027(a)	1,351	1,354,553
5.275%, 06/24/2027(a)	5,766	5,801,980

		32,682,913

Consumer Cyclical – Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027	3,659	3,665,037

Consumer Cyclical – Retailers – 0.2%
O’Reilly Automotive, Inc. 5.75%, 11/20/2026	3,648	3,653,290

Consumer Non-Cyclical - 2.4%
Amgen, Inc. 2.20%, 02/21/2027	7,490	7,413,153
Becton Dickinson & Co. 3.70%, 06/06/2027	7,612	7,567,089
Cardinal Health, Inc. 3.41%, 06/15/2027	3,665	3,635,753
Sysco Corp. 3.25%, 07/15/2027	7,659	7,583,253
Thermo Fisher Scientific, Inc. 5.00%, 12/05/2026	3,660	3,664,209
Zimmer Biomet Holdings, Inc. 4.70%, 02/19/2027	7,322	7,331,592

		37,195,049

Energy – 6.5%
Boardwalk Pipelines LP 4.45%, 07/15/2027	7,576	7,568,424
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	3,651	3,632,964
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)	7,664	7,628,822
DCP Midstream Operating LP 5.625%, 07/15/2027	7,489	7,544,344
Diamondback Energy, Inc. 5.20%, 04/18/2027	3,611	3,626,130
Energy Transfer LP 6.05%, 12/01/2026	7,129	7,148,533
Hess Corp. 4.30%, 04/01/2027	10,192	10,183,846
Kinder Morgan, Inc. 1.75%, 11/15/2026	7,493	7,450,665
Marathon Petroleum Corp. 5.125%, 12/15/2026	7,426	7,430,159

	Principal Amount (000)	U.S. $ Value

MPLX LP 4.125%, 03/01/2027	$7,369	$7,370,105
ONEOK,Inc. 4.00%, 07/13/2027	5,016	4,993,930
5.55%, 11/01/2026	2,503	2,505,728
Spectra Energy Partners LP 3.375%, 10/15/2026	7,500	7,488,750
Valero Energy Corp. 3.40%, 09/15/2026	7,323	7,317,434
Williams Cos., Inc. (The) 3.75%, 06/15/2027	7,583	7,544,403

		99,434,237

Services – 0.5%
S&P Global, Inc. 2.45%, 03/01/2027	7,502	7,432,231

Technology – 0.9%
Autodesk, Inc. 3.50%, 06/15/2027	3,664	3,638,865
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	7,389	7,352,942
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	2,039	2,038,959

		13,030,766

Transportation - Services – 0.4%
Ryder System, Inc. 1.75%, 09/01/2026	6,421	6,421,000

		269,480,662

Utility – 2.7%
Electric – 2.7%
DTE Energy Co. 4.95%, 07/01/2027	7,513	7,536,966
ENEL Finance International NV 4.625%, 06/15/2027(a)	7,268	7,272,506
Entergy Corp. 2.95%, 09/01/2026	7,523	7,523,000
Eversource Energy 2.90%, 03/01/2027	7,460	7,401,812
Sempra 3.25%, 06/15/2027	3,674	3,637,150
Southwestern Electric Power Co. Series K 2.75%, 10/01/2026	7,570	7,558,191

		40,929,625

Total Corporates - Investment Grade (cost $686,901,289)		686,445,391

GOVERNMENTS – TREASURIES – 33.7%
United States – 33.7%
U.S. Treasury Notes
3.375%, 02/29/2028	22,070	21,775,626
3.75%, 04/30/2028	37,258	36,917,439
3.875%, 03/31/2028	66,427	65,982,791
3.875%, 07/15/2028	36,967	36,659,423
3.875%, 04/15/2029	29,253	28,882,767
4.00%, 05/31/2028	65,604	65,242,666
4.00%, 03/31/2030	28,039	27,631,558
4.125%, 08/31/2028	54,176	53,955,910

	Principal Amount (000)	U.S. $ Value

4.25%, 12/31/2026	$62,295	$62,358,269
4.25%, 02/15/2028	119,973	119,869,899

Total Governments - Treasuries (cost $521,218,571)		519,276,348

ASSET-BACKED SECURITIES – 4.7%
Autos - Fixed Rate – 2.3%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)	4	3,787
American Credit Acceptance Receivables Trust Series 2025-2, Class A 4.81%, 09/12/2028(a)	73	72,830
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	2	1,692
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)	3,194	3,195,606
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032(a)	392	395,832
Bridgecrest Lending Auto Securitization Trust Series 2026-2, Class A2 4.24%, 09/15/2028	2,328	2,327,877
CarMax Select Receivables Trust Series 2025-A, Class A2A 4.76%, 05/15/2028	1,024	1,024,986
Consumer Portfolio Services Auto Trust Series 2025-B, Class A 4.74%, 02/15/2029(a)	1,209	1,209,952
CPS Auto Receivables Trust Series 2026-B, Class A 4.35%, 02/15/2030(a)	947	946,580
FHF Issuer Trust Series 2023-2A, Class A2 6.79%, 10/15/2029(a)	156	156,235
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	114	115,009
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	168	169,126
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)	247	250,084
Series 2026-1A, Class A2 4.68%, 07/15/2030(a)	1,608	1,603,725
Lobel Automobile Receivables Trust Series 2026-1, Class A 4.88%, 10/16/2028(a)	2,234	2,233,506
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)	339	339,827
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)	1,412	1,413,000
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)	5,453	5,461,621
SAFCO Auto Receivables Trust Series 2025-1A, Class A 5.46%, 09/10/2029(a)	2,029	2,025,542

	Principal Amount (000)	U.S. $ Value

Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A2 4.63%, 07/20/2027(a)	$2,095	$2,096,661
Strike Acceptance Auto Funding Trust Series 2025-1A, Class A 5.84%, 04/15/2032(a)	954	955,447
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027(b) (c) (d) (e) (f)	424	398,805
Series 2024-2A, Class A 6.36%, 12/15/2027(b) (c) (d) (e) (f)	369	344,999
Series 2024-3A, Class A 5.22%, 06/15/2028(b) (c) (d) (e) (f)	785	706,396
Series 2025-1A, Class A 4.94%, 02/15/2029(b) (c) (d) (e) (f)	2,015	1,227,504
United Auto Credit Securitization Trust Series 2026-1, Class A 4.41%, 06/12/2028(a)	3,452	3,451,604
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	222	222,436
Veros Auto Receivables Trust Series 2026-2, Class A 4.65%, 03/12/2029(a)	2,844	2,843,494

		35,194,163

Other ABS - Fixed Rate – 2.0%
ACHV ABS Trust Series 2024-2PL, Class A 5.07%, 10/27/2031(a)	711	711,885
Affirm Asset Securitization Trust Series 2025-X2, Class A 4.45%, 10/15/2030(a) (g)	886	885,841
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	6	5,973
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)	803	804,150
Pagaya AI Debt Grantor Trust Series 2025-3, Class A2 5.365%, 12/15/2032(a)	2,659	2,661,579
Series 2026-1, Class A2 4.739%, 09/15/2033(a)	999	997,840
Pagaya AI Debt Trust Series 2025-R1, Class A2 5.338%, 06/15/2032(a)	3,888	3,891,596
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)	7,000	7,006,368
PEAC Solutions Receivables LLC Series 2024-2A, Class A2 4.74%, 04/20/2027(a)		317,715
RCKT Trust Series 2025-1A, Class A 4.90%, 07/25/2034(a)	1,487	1,488,541
Reach ABS Trust Series 2026-1A, Class A 4.32%, 02/15/2033(a)		1,424,118
Series 2026-2A, Class A 4.34%, 02/15/2035(a)		2,321,012
Service Experts Issuer LLC Series 2024-1A, Class A 6.39%, 11/20/2035(a)	2,863	2,898,967

	Principal Amount (000)	U.S. $ Value

Upgrade Master Pass-Thru Trust Series 2025-ST5, Class A 4.794%, 09/15/2032(a)	$2,120	$2,121,853
UPSTART Securitization Trust Series 2024-1, Class A 5.33%, 11/20/2034(a)	548	548,225
Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)	312	315,260
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)	3,220	3,221,792

		31,622,715

Credit Cards - Fixed Rate – 0.4%
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(a)	5,900	5,901,943

Total Asset-Backed Securities (cost $73,560,390)		72,718,821

SHORT-TERM INVESTMENTS – 16.5%
Commercial Paper – 8.4%
American Honda Finance Corp. Zero Coupon, 09/21/2026	5,000	4,988,769
Australia and New Zealand Banking Group Ltd. Zero Coupon, 04/02/2027(a)	7,500	7,317,139
Barclays Capital, Inc. Zero Coupon, 01/29/2027	5,000	4,914,610
Charles Schwab and Co., Inc. Zero Coupon, 01/05/2027(a)	7,500	7,393,020
Clorox Co. (The) Zero Coupon, 10/21/2026(a)	7,500	7,458,244
Credit Agricole SA Zero Coupon, 04/02/2027	1,305	1,272,937
Dollarama, Inc. Zero Coupon, 10/30/2026(a)	5,800	5,759,787
eBay, Inc. Zero Coupon, 09/17/2026(a)	7,400	7,386,471
General Motors Financial Co., Inc. Zero Coupon, 11/12/2026(a)	4,500	4,462,950
Zero Coupon, 11/18/2026(a)	5,000	4,955,295
HCA, Inc. Zero Coupon, 09/10/2026(a)	1,600	1,598,154
HSBC USA, Inc. Zero Coupon, 09/16/2026(a)	2,819	2,814,230
Intesa Sanpaolo Funding LLC Zero Coupon, 11/20/2026	14,000	13,865,936
McCormick & Co., Inc./MD Zero Coupon, 09/09/2026(a)	7,500	7,492,870
National Bank of Canada Zero Coupon, 06/16/2027(a)	7,200	6,955,949
Royal Bank of Canada/New York NY Zero Coupon, 06/14/2027(a)	7,500	7,249,135
Svenska Handelsbanken AB Zero Coupon, 04/13/2027(a)	7,500	7,305,751
Toyota Motor Credit Corp. Zero Coupon, 04/06/2027	7,500	7,313,025
VW Credit, Inc. Zero Coupon, 09/08/2026(a)	3,500	3,496,949
Western Union Co. (The) Zero Coupon, 11/10/2026(a)	7,600	7,541,473

	Principal Amount (000)	U.S. $ Value

Westpac Banking Corp. Zero Coupon, 01/29/2027(a)	$7,105	$6,987,059

Total Commercial Paper (cost $128,570,411)		128,529,753

	Shares

Investment Companies – 8.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(h) (i) (j) (cost $124,638,919)	124,638,919	124,638,919

Total Short-Term Investments (cost $253,209,330)		253,168,672

Total Investments – 99.5%
(cost $1,534,889,580)(k)		1,531,609,232
Other assets less liabilities - 0.5%		7,632,804

Net Assets – 100.0%		$1,539,242,036

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	577	December 2026	$118,420,235	$(234,319)
U.S. T-Note 5 Yr (CBT) Futures	271	December 2026	28,645,547	(99,504)

				$(333,823)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $288,370,739 or 18.7% of net assets.

(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.17% of net assets as of August 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027	01/25/2024	$423,529	$398,805	0.03%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	368,983	344,999	0.02%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	10/07/2024	784,861	706,396	0.04%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	2,015,244	1,227,504	0.08%

(d)	Fair valued by the Adviser.
(e)	Defaulted.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2026.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $259,370 and gross unrealized depreciation of investments was $3,873,541, resulting in net unrealized depreciation of $3,614,171.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Ultra Short Income ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$686,445,391	$-0-	$686,445,391
Governments - Treasuries	-0-	519,276,348	-0-	519,276,348
Asset-Backed Securities	-0-	70,041,117	2,677,704	72,718,821
Short-Term Investments:
Commercial Paper	-0-	128,529,753	-0-	128,529,753
Investment Companies	124,638,919	-0-	-0-	124,638,919

Total Investments in Securities	124,638,919	1,404,292,609	2,677,704	1,531,609,232
Other Financial Instruments(a):
Assets	-0-	-0-	-0-	-0-
Liabilities:
Futures	(333,823)	-0-	-0-	(333,823)

Total	$124,305,096	$1,404,292,609	$2,677,704	$1,531,275,409

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$131,537	$1,082,523	$1,089,421	$124,639	$2,240